UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Center Coast Capital Advisors, LP
Address: 1100 Louisiana Street, Suite 4550
         Houston, TX  77002

13F File Number:  028-14504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Finch
Title:     Chief Compliance Officer
Phone:     713-759-1401

Signature, Place, and Date of Signing:

 /s/  Richard Finch     Houston, TX     August 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $191,615 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104     4769   164205 SH       SOLE                   164205        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     9363   145026 SH       SOLE                   145026        0        0
COPANO ENERGY L L C            COM UNITS        217202100      691    20200 SH       SOLE                    20200        0        0
CRESTWOOD MIDSTREAM PRTNERS    COM UNITS REPSTG 226372100     4681   173697 SH       SOLE                   173697        0        0
DCP MIDSTREAM PARTNERS LP      COM UT LTD PTN   23311P100      662    16160 SH       SOLE                    16160        0        0
DUNCAN ENERGY PARTNERS LP      COM UNITS        265026104    17425   402795 SH       SOLE                   402795        0        0
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108    14018   403390 SH       SOLE                   403390        0        0
ENBRIDGE ENERGY MANAGEMENT L   SHS UNITS LLI    29250X103      368    12120 SH       SOLE                    12120        0        0
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106    14176   471429 SH       SOLE                   471429        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107     8833   204421 SH       SOLE                   204421        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      380     5240 SH       SOLE                     5240        0        0
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    13684   212365 SH       SOLE                   212365        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106     4840    81037 SH       SOLE                    81037        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100      633    13130 SH       SOLE                    13130        0        0
MARTIN MIDSTREAM PRTNRS L P    UNIT L P INT     573331105     4720   122480 SH       SOLE                   122480        0        0
NUSTAR ENERGY LP               UNIT COM         67058H102    10271   158776 SH       SOLE                   158776        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103    15162   177750 SH       SOLE                   177750        0        0
PAA NAT GAS STORAGE L P        COM UNIT LTD     693139107     4676   206261 SH       SOLE                   206261        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     9666   151028 SH       SOLE                   151028        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103       89    70400 SH  PUT  SOLE                    70400        0        0
SPECTRA ENERGY PARTNERS LP     COM              84756N109     9400   295411 SH       SOLE                   295411        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     9711   112721 SH       SOLE                   112721        0        0
TARGA RESOURCES PARTNERS LP    COM UNIT         87611X105     4936   138662 SH       SOLE                   138662        0        0
TC PIPELINES LP                UT COM LTD PRT   87233Q108    14151   296237 SH       SOLE                   296237        0        0
WESTERN GAS PARTNERS LP        COM UNIT LP IN   958254104     4769   134193 SH       SOLE                   134193        0        0
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104     9541   176094 SH       SOLE                   176094        0        0